CARES Act - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended		9 Months Ended
	Apr. 30, 2021	Dec. 31, 2020	Apr. 30, 2020	Sep. 30, 2021
Grant [Member] | Akumin Inc [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Proceeds from contributions from government			$ 1.1
Additional contributions received from government	$ 0.8	$ 4.1
Coronavirus Aid Relief And Economic Security Act [Member] | Social Security Tax [Member] | Accounts Payable and Accrued Liabilities [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Accrued payroll taxes				$ 4.2
Coronavirus Aid Relief And Economic Security Act [Member] | Social Security Tax [Member] | Accrued Payroll Taxes [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Accrued payroll taxes				8.5
Centers For Medicare And Medicaid Service [Member] | Expanded Accelerated And Advance Payments Program [Member] | Akumin Inc [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Amount received as accelerated medicare payments			3.1	$ 4.6
Centers For Medicare And Medicaid Service [Member] | Coronavirus Aid Relief And Economic Security Act [Member] | Alliance [Member]
Coronavirus Aid Relief And Economic Security Act [Line Items]
Business combination identifiable advance medicare payments assumed			$ 3.3